REGULATORY FRAMEWORK (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2010	Dec. 31, 2019
Nucleo | License agreement for STMC and PCS, installation and provision of Internet and Data
Regulatory framework
Renewable term of license			5 years
Tuves Paraguay
Regulatory framework
Term of the license agreement		5 years
Renewable term of license	5 years
Adesol
Regulatory framework
Term of the license agreement			15 years